Consolidated Statements of Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
REVENUE
Sales of goods	$ 6,869,815	$ 5,368,476
Provision of services	861,348	1,192,579
TOTAL REVENUE	7,731,163	6,561,055
COST OF SALES	(6,409,827)	(5,162,851)
GROSS PROFIT	1,321,336	1,398,204
OPERATING EXPENSES
Amortization	9,028	11,285
Depreciation	337,491	565,806
Director fees	519,950	504,620
Insurance	654,477	1,111,052
Office and miscellaneous	5,883,533	2,287,884
Professional fees	1,333,564	1,435,412
Research and development	970,859	927,412
Share-based payments	1,388,956	1,182,618
Travel	1,107,610	231,431
Employee and management expenses	9,906,834	7,880,180
Total operating expenses	(22,112,302)	(16,137,700)
OTHER INCOME (EXPENSE)
Change in fair value of derivative liability	(2,648,288)	1,842,618
Finance and other costs	1,088,965	107,225
Foreign exchange gain	(425,089)	268,537
Gain (loss) on disposal of assets	20,758	11,432
Gain (loss) on write-off of notes receivable	69,646	40,020
Other income (expense)	(296,105)	(1,407,809)
NET LOSS FOR THE YEAR	(22,981,079)	(13,877,473)
Items that may be reclassified to profit or loss
Foreign exchange translation	(62,977)	(9,944)
Items that will not be reclassified to profit or loss
Change in fair value of equity investments at FVTOCI	64,286	(175,117)
COMPREHENSIVE LOSS FOR THE YEAR	$ (22,979,770)	$ (14,062,534)
Net Loss per share - Basic	$ (1.46)	$ (4.40)
Net Loss per share - Diluted	$ (1.46)	$ (4.40)
Weighted average number of common shares outstanding - Basic	15,715,424	3,156,891
Weighted average number of common shares outstanding - Diluted	15,715,424	3,156,891